Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio
September 30, 2022
VF-2040-NPRT3-1122
1.903283.113
Domestic Equity Funds - 47.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	385,414	14,549,371
VIP Equity-Income Portfolio Initial Class (a)	621,286	13,705,572
VIP Growth & Income Portfolio Initial Class (a)	767,477	16,846,128
VIP Growth Portfolio Initial Class (a)	288,268	20,544,881
VIP Mid Cap Portfolio Initial Class (a)	135,107	4,211,286
VIP Value Portfolio Initial Class (a)	652,366	9,948,574
VIP Value Strategies Portfolio Initial Class (a)	369,459	4,902,719
TOTAL DOMESTIC EQUITY FUNDS (Cost $80,748,875)		84,708,531

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,900,937	25,702,299
VIP Overseas Portfolio Initial Class (a)	2,474,113	46,909,187
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,189,558)		72,611,486

Bond Funds - 10.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	394,897	3,802,854
Fidelity International Bond Index Fund (a)	176,391	1,559,300
Fidelity Long-Term Treasury Bond Index Fund (a)	1,024,334	10,601,862
VIP High Income Portfolio Initial Class (a)	107,890	483,349
VIP Investment Grade Bond II Portfolio - Initial Class (a)	273,761	2,545,980
TOTAL BOND FUNDS (Cost $22,208,643)		18,993,345

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $1,266,735)	1,266,735	1,266,735

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $191,413,811)	177,580,097
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,293)
NET ASSETS - 100.0%	177,564,804

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	824	-	824	1	-	-	-	0.0%
Total	824	-	824	1	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,151,241	1,915,673	1,792,532	-	(21,229)	(450,299)	3,802,854
Fidelity International Bond Index Fund	1,115,740	1,233,616	619,782	5,512	(34,081)	(136,193)	1,559,300
Fidelity Long-Term Treasury Bond Index Fund	7,821,260	8,430,407	2,364,266	177,004	(287,882)	(2,997,657)	10,601,862
VIP Contrafund Portfolio Initial Class	17,659,408	5,519,295	2,696,499	161,175	(309,513)	(5,623,320)	14,549,371
VIP Emerging Markets Portfolio Initial Class	30,903,098	11,357,154	6,594,244	-	(864,109)	(9,099,600)	25,702,299
VIP Equity-Income Portfolio Initial Class	18,678,220	3,890,885	6,090,967	22,807	(274,310)	(2,498,256)	13,705,572
VIP Government Money Market Portfolio Initial Class 2.72%	-	1,266,735	-	-	-	-	1,266,735
VIP Growth & Income Portfolio Initial Class	21,264,053	5,277,006	6,358,714	39,375	(73,311)	(3,262,906)	16,846,128
VIP Growth Portfolio Initial Class	18,060,762	12,474,333	3,365,124	823,436	(373,009)	(6,252,081)	20,544,881
VIP High Income Portfolio Initial Class	3,096,099	935,167	3,269,116	1,145	(251,398)	(27,403)	483,349
VIP Investment Grade Bond II Portfolio - Initial Class	-	3,923,885	1,203,409	-	(17,616)	(156,880)	2,545,980
VIP Investment Grade Bond Portfolio Initial Class	2,795,247	1,724,347	4,197,719	108,335	(307,844)	(14,031)	-
VIP Mid Cap Portfolio Initial Class	5,180,173	1,425,541	1,066,915	115,376	(79,384)	(1,248,129)	4,211,286
VIP Overseas Portfolio Initial Class	55,297,478	23,646,425	9,375,942	413,933	(820,968)	(21,837,806)	46,909,187
VIP Value Portfolio Initial Class	13,694,335	3,013,232	4,671,764	171,801	(174,211)	(1,913,018)	9,948,574
VIP Value Strategies Portfolio Initial Class	6,708,545	1,468,217	2,057,185	54,936	(70,829)	(1,146,029)	4,902,719
	206,425,659	87,501,918	55,724,178	2,094,835	(3,959,694)	(56,663,608)	177,580,097

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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